Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property and equipment	$ 1,146	$ 786
Right-of-use assets	2,920	1,462
Intangible assets	8,476	12,977
Goodwill	1,836	1,836
Long-term deferred platform commission fees	73,996	94,682
Deferred tax asset	122	108
Other non-current investments	18,074	17,903
Other non-current assets	107	107
Loan receivables - non-current		3,317
Total non-current assets	106,677	133,178
Current assets
Indemnification asset	2,443	2,512
Trade receivables and other current assets	51,903	45,372
Loans receivable	148	517
Other investments	84,236	50,365
Prepaid tax	3,349	3,326
Cash	71,798	86,774
Total current assets	213,877	188,866
Total assets	320,554	322,044
Equity
Additional paid-in capital	25,531	23,685
Share-based payments reserve	143,593	144,240
Translation reserve	5,143	3,493
Accumulated deficit	(274,079)	(320,194)
Equity attributable to equity holders of the Company	(99,812)	(148,776)
Total equity	(99,812)	(148,776)
Non-current liabilities
Lease liabilities - non-current	983	444
Long-term deferred revenue	115,344	96,887
Share warrant obligations	1,278	13,035
Put option liabilities - non-current		27,475
Other non-current liabilities		577
Total non-current liabilities	117,605	138,418
Current liabilities
Lease liabilities - current	1,458	743
Trade and other payables	30,303	30,521
Provisions for non-income tax risks	1,354	1,336
Put option liabilities - current	28,995
Tax liability	6,473	4,250
Deferred revenue	234,178	295,552
Total current liabilities	302,761	332,402
Total liabilities	420,366	470,820
Total liabilities and shareholders' equity	$ 320,554	$ 322,044